LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of items related to operating lease in consolidated balance sheet

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	US$
			(Note 3)
Operating lease right-of-use assets	12,061,697	6,868,817	967,453
Operating lease liabilities-current portion	5,792,931	4,372,886	615,908
Operating lease liabilities-non-current portion	7,405,805	2,788,063	392,690

Schedule of lease cost

	Classification in Consolidated
	Statements of Operations
	and Comprehensive (Loss) Gain	December 31, 2022	December 31, 2023	December 31, 2023
		RMB	RMB	US$
				(Note 3)
Operating lease cost	Operating expenses	4,254,040	5,428,382	764,572
Cost of other leases with terms less than one year	Operating expenses	87,329	80,317	11,312
Total		4,341,369	5,508,699	775,884

Schedule of maturities of operating lease liabilities

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	US$
			(Note 3)
Due within one year	6,278,361	4,612,013	649,588
Due in the second year	5,172,713	2,733,696	385,033
Due in the third year	2,502,839	101,173	14,250
Total lease payments	13,953,913	7,446,882	1,048,871
Less: imputed interest	(755,177)	(285,933)	(40,273)
Total	13,198,736	7,160,949	1,008,598

Summary of lease term and discount rate for the Company's operating lease

Operating Lease
Weighted average remaining lease term (in years)	1.88
Weighted average discount rate	4.65%

Schedule of supplemental cash flow information related to operating leases

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	US$
			(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	2,381,173	6,196,169	872,712